Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating activities:
Net profit	$ 2,338	$ 2,200	$ 2,486
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	407	287	289
Interest and dividend income	(68)	(130)	(129)
Finance cost	24
Income tax expense	757	803	657
Effect of exchange rate changes on assets and liabilities	27	10	3
Impairment loss under expected credit loss model	23	34	5
Reduction in fair value of Disposal Group held for sale		39	18
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale"		65
Share in net profit/(loss) of associate, including impairment			11
Stock compensation expense	34	29	13
Other adjustments	(20)	(15)	(20)
Changes in working capital
Trade receivables and unbilled revenues	(542)	(411)	(237)
Prepayments and other assets	70	(120)	(58)
Trade payables	(52)	131	51
Client deposits	(2)	(2)	1
Unearned revenues	21	48	104
Other liabilities and provisions	233	269	122
Cash generated from operations	3,250	3,237	3,316
Income taxes paid	(639)	(975)	(1,059)
Net cash provided by operating activities	2,611	2,262	2,257
Investing activities:
Expenditure on property, plant and equipment	(465)	(349)	(310)
Loans to employees		2	4
Deposits placed with corporation	(15)	(3)	(20)
Interest and dividend received	52	79	67
Payment for acquisition of business, net of cash acquired	(252)	(77)	(4)
Payment of contingent consideration pertaining to acquisition of business	(1)	(3)	(5)
Advance payment towards acquisition of business		(30)
Investment in equity and preference securities	(6)	(3)	(4)
Proceeds from sale of equity and preference securities	4	16	5
Investment in other investments	(4)	(3)	(4)
Redemption of other investments		2
Investment in quoted debt securities	(363)	(145)	(16)
Redemption of quoted debt securities	512	123	18
Investment in certificates of deposit	(156)	(342)	(1,032)
Redemption of certificates of deposit	360	791	1,503
Investment in commercial papers		(70)	(45)
Redemption of commercial papers	72	43
Escrow and other deposits pertaining to Buyback	37	(37)
Other receipts	7
Investment in liquid mutual fund units and fixed maturity plan securities	(4,897)	(11,184)	(9,628)
Redemption of liquid mutual fund units and fixed maturity plan securities	4,873	10,965	9,953
Net cash (used)/ generated in investing activities	(242)	(225)	482
Financing activities:
Payment of lease liabilities	(80)
Payment of dividends (including corporate dividend tax)	(1,359)	(1,956)	(1,156)
Payment of dividends to non-controlling interests of subsidiary	(5)
Shares issued on exercise of employee stock options	1	1	1
Buyback of shares including transaction cost	(1,070)	(118)	(2,042)
Net cash used in financing activities	(2,513)	(2,073)	(3,197)
Net increase/(decrease) in cash and cash equivalents	(144)	(36)	(458)
Effect of exchange rate changes on cash and cash equivalents	(220)	(184)	18
Cash and cash equivalents at the beginning	2,829	3,049	3,489
Cash and cash equivalents at the end	2,465	2,829	3,049
Supplementary information:
Restricted cash balance	$ 52	$ 52	$ 82